Noncontrolling Interests Subject to Put Provisions	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions
	2014	2013	2012

Beginning balance as of January 1,	$648,251	$523,260	$410,491
Contributions to noncontrolling interests	(142,696)	(122,179)	(114,536)
Purchase/ sale of noncontrolling interests	83,252	6,723	134,643
Contributions from noncontrolling interests	16,064	17,767	16,565
Changes in fair value of noncontrolling interests	89,767	108,575	(18,880)
Net income	133,593	113,156	94,718
Other comprehensive income (loss)	(3,573)	949	259
Ending balance as of December 31,	$824,658	$648,251	$523,260

	2014	2013	2012

Beginning balance as of January 1,	$648,251	$523,260	$410,491
Contributions to noncontrolling interests	(142,696)	(122,179)	(114,536)
Purchase/ sale of noncontrolling interests	83,252	6,723	134,643
Contributions from noncontrolling interests	16,064	17,767	16,565
Changes in fair value of noncontrolling interests	89,767	108,575	(18,880)
Net income	133,593	113,156	94,718
Other comprehensive income (loss)	(3,573)	949	259
Ending balance as of December 31,	$824,658	$648,251	$523,260